UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund:  BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Sustainable Total Return Fund

Class K Shares | BKSTX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	(0.56)%	5.02%	(1.53)%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(1.26)

The Fund commenced operations on October 18, 2021.

Key Fund statistics

Net Assets...
$44,614,954
Number of Portfolio Holdings...
718
Portfolio Turnover Rate...
448%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
42.8%
Corporate Bonds...
25.2
U.S. Treasury Obligations...
12.5
Asset-Backed Securities...
9.3
Non-Agency Mortgage-Backed Securities...
6.6
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.4
Common Stocks...
0.4
Investment Companies...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
62.6%
AA/Aa...
2.5
A...
7.4
BBB/Baa...
18.3
BB/Ba...
1.6
B...
0.1
CCC/Caa...
0.2
CC/Ca...
0.3
N/R...
7.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Class K Shares | BKSTX

Semi-Annual Shareholder Report — March 31, 2025

BKSTX-03/25-SAR

BlackRock Sustainable Total Return Fund

Institutional Shares | BISTX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	(0.59)%	4.96%	(1.58)%
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(1.26)

The Fund commenced operations on October 18, 2021.

Key Fund statistics

Net Assets...
$44,614,954
Number of Portfolio Holdings...
718
Portfolio Turnover Rate...
448%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
42.8%
Corporate Bonds...
25.2
U.S. Treasury Obligations...
12.5
Asset-Backed Securities...
9.3
Non-Agency Mortgage-Backed Securities...
6.6
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.4
Common Stocks...
0.4
Investment Companies...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
62.6%
AA/Aa...
2.5
A...
7.4
BBB/Baa...
18.3
BB/Ba...
1.6
B...
0.1
CCC/Caa...
0.2
CC/Ca...
0.3
N/R...
7.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Institutional Shares | BISTX

Semi-Annual Shareholder Report — March 31, 2025

BISTX-03/25-SAR

BlackRock Sustainable Total Return Fund

Investor A Shares | BASTX

Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	(0.74)%	4.65%	(1.86)%
Investor A Shares (with sales charge)...
	(4.71)	0.46	(3.02)
Bloomberg U.S. Aggregate Bond Index...
	(0.37)	4.88	(1.26)

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on October 18, 2021.

Key Fund statistics

Net Assets...
$44,614,954
Number of Portfolio Holdings...
718
Portfolio Turnover Rate...
448%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
42.8%
Corporate Bonds...
25.2
U.S. Treasury Obligations...
12.5
Asset-Backed Securities...
9.3
Non-Agency Mortgage-Backed Securities...
6.6
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Municipal Bonds...
0.4
Common Stocks...
0.4
Investment Companies...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
62.6%
AA/Aa...
2.5
A...
7.4
BBB/Baa...
18.3
BB/Ba...
1.6
B...
0.1
CCC/Caa...
0.2
CC/Ca...
0.3
N/R...
7.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Investor A Shares | BASTX

Semi-Annual Shareholder Report — March 31, 2025

BASTX-03/25-SAR

 (b) Not Applicable

Item 2 –            Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(a)
............... 2,228 $ 13,301
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 362 40,207
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
....................... 2,500 40,525
Total Common Stocks — 0 .2%
(Cost: $ 136,478 ) ................................. 94,033
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.2%
(b)
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... USD 57 57,526
6.25% , 03/15/33 ................... 44 44,452
Bombardier, Inc.
8.75% , 11/15/30 ................... 61 64,312
7.25% , 07/01/31 ................... 47 47,160
7.00% , 06/01/32 ................... 59 58,745
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 206 200,869
Goat Holdco LLC, 6.75%, 02/01/32 ........ 65 63,618
TransDigm, Inc.
6.38% , 03/01/29 ................... 237 239,416
7.13% , 12/01/31 ................... 43 44,240
6.63% , 03/01/32 ................... 218 220,779
6.00% , 01/15/33 ................... 219 215,526
Triumph Group, Inc., 9.00%, 03/15/28 ...... 152 159,795
1,416,438
Automobile Components — 2.0%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(c)
............ 200 195,780
Clarios Global LP
(b)
8.50% , 05/15/27 ................... 393 393,092
6.75% , 05/15/28 ................... 78 79,099
6.75% , 02/15/30 ................... 90 90,858
Dana, Inc.
4.25% , 09/01/30 ................... 11 10,152
4.50% , 02/15/32 ................... 17 15,481
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
40 39,536
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 71 65,859
5.25% , 04/30/31 ................... 2 1,804
5.63% , 04/30/33 ................... 2 1,786
893,447
Broadline Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ........ 36 32,668
Match Group Holdings II LLC, 3.63%, 10/01/31 . 75 64,637
97,305
Building Products — 2.2%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 107 107,466
Builders FirstSource, Inc., 6.38%, 03/01/34 ... 61 60,531
EMRLD Borrower LP
6.63% , 12/15/30 ................... 379 379,168
6.75% , 07/15/31 ................... 77 77,500
JELD-WEN, Inc., 7.00%, 09/01/32 ........ 89 78,957
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 137 136,959
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
4.38% , 07/15/30 ................... USD 55 $ 50,752
3.38% , 01/15/31 ................... 56 48,690
Wilsonart LLC, 11.00%, 08/15/32 ......... 73 66,981
1,007,004
Capital Markets — 0.6%
(b)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 47 44,338
Focus Financial Partners LLC, 6.75%, 09/15/31 77 75,936
HAT Holdings I LLC
3.38% , 06/15/26 ................... 106 102,817
8.00% , 06/15/27 ................... 59 61,078
284,169
Chemicals — 2.5%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 70 69,341
Chemours Co. (The)
5.38% , 05/15/27 ................... 44 42,923
5.75% , 11/15/28
(b)
.................. 65 59,952
4.63% , 11/15/29
(b)
.................. 29 24,753
8.00% , 01/15/33
(b)
.................. 55 51,429
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 219 206,199
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 200 179,914
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (d)
............ 66 56,453
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 196,340
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 24 23,180
5.63% , 08/15/29 ................... 249 214,291
1,124,775
Commercial Services & Supplies — 4.6%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 ................... 3 2,816
4.88% , 07/15/32 ................... 53 49,475
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 ................... 200 189,431
6.00% , 06/01/29 ................... 200 183,796
7.88% , 02/15/31 ................... 348 352,437
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 19 17,604
4.75% , 10/15/29 ................... 24 22,401
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 42 41,235
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 53 51,587
7.75% , 02/15/28 ................... 55 56,367
6.00% , 06/01/29 ................... 14 13,126
8.25% , 08/01/32 ................... 83 81,003
8.38% , 11/15/32 ................... 179 175,995
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 37 35,164
3.50% , 09/01/28 ................... 4 3,780
4.75% , 06/15/29 ................... 98 94,309
4.38% , 08/15/29 ................... 29 27,354
6.75% , 01/15/31 ................... 40 41,233
Madison IAQ LLC
(b)
4.13% , 06/30/28 ................... 30 28,312
5.88% , 06/30/29 ................... 128 120,931
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 82 79,627
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 20 18,602
5.00% , 09/01/30 ................... 40 37,052
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 111 109,946
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... 30 31,765

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... USD 21 $ 21,246
6.63% , 04/15/30 ................... 61 61,652
7.38% , 10/01/31 ................... 72 74,147
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 19 19,345
2,041,738
Communications Equipment — 0.4%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 84 74,680
9.50% , 12/15/31 ................... 92 94,760
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 23 21,033
190,473
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 31 28,982
Pike Corp., 8.63%, 01/31/31 ............ 20 21,076
50,058
Consumer Finance — 1.8%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(c)
............ 10 9,676
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
..... 44 43,383
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (c)
.... 18 17,601
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 10 10,111
8.00% , 02/15/27 ................... 24 24,588
8.00% , 06/15/28 ................... 28 29,361
6.88% , 04/15/29 ................... 50 50,595
5.88% , 03/15/30 ................... 45 44,466
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 51 51,701
Navient Corp., 9.38%, 07/25/30 .......... 75 79,897
OneMain Finance Corp.
6.63% , 01/15/28 ................... 2 2,015
6.63% , 05/15/29 ................... 68 68,127
7.88% , 03/15/30 ................... 70 72,553
4.00% , 09/15/30 ................... 150 132,143
7.50% , 05/15/31 ................... 25 25,439
7.13% , 11/15/31 ................... 22 22,131
6.75% , 03/15/32 ................... 58 56,926
SLM Corp.
3.13% , 11/02/26 ................... 41 39,608
6.50% , 01/31/30 ................... 14 14,366
794,687
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 ................... 8 7,881
3.50% , 03/15/29 ................... 45 41,414
4.88% , 02/15/30 ................... 119 113,688
6.25% , 03/15/33 ................... 57 57,555
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 26 26,743
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 34 33,575
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 47 45,299
4.63% , 06/01/30 ................... 3 2,849
7.25% , 01/15/32 ................... 71 73,804
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 19 19,401
4.80% , 11/18/44 ................... 11 9,959
432,168
Security
Par (000)
Par (000) Value
Containers & Packaging — 2.9%
(b)
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27 ................... USD 200 $ 197,217
4.00% , 09/01/29 ................... 200 170,305
Clydesdale Acquisition Holdings, Inc.
6.63% , 04/15/29 ................... 91 91,503
6.88% , 01/15/30 ................... 96 96,728
8.75% , 04/15/30 ................... 92 93,301
6.75% , 04/15/32 ................... 157 158,086
Graphic Packaging International LLC, 3.50%,
03/15/28 ....................... 27 25,406
Mauser Packaging Solutions Holding Co.
7.88% , 04/15/27 ................... 278 272,440
9.25% , 04/15/27 ................... 22 20,753
Sealed Air Corp.
4.00% , 12/01/27 ................... 78 75,080
5.00% , 04/15/29 ................... 8 7,770
7.25% , 02/15/31 ................... 19 19,668
6.50% , 07/15/32 ................... 72 72,875
1,301,132
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 12 11,004
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 8 7,263
6.50% , 07/15/32 ................... 83 82,802
101,069
Diversified Consumer Services — 1.6%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 206 204,558
Service Corp. International
3.38% , 08/15/30 ................... 2 1,782
4.00% , 05/15/31 ................... 39 35,323
5.75% , 10/15/32 ................... 164 161,169
Sotheby's, 5.88%, 06/01/29
(b)
............ 200 175,590
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 136 139,175
717,597
Diversified REITs — 0.8%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(e)
.... 22 21,787
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 121 111,720
Uniti Group LP, 10.50%, 02/15/28 ......... 207 219,894
353,401
Diversified Telecommunication Services — 6.2%
Altice Financing SA, 5.75%, 08/15/29
(b)
...... 200 146,297
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 9 8,708
6.38% , 09/01/29
(b)
.................. 151 150,549
4.75% , 03/01/30
(b)
.................. 57 52,864
4.25% , 02/01/31
(b)
.................. 82 72,663
7.38% , 03/01/31
(b)
.................. 112 113,789
4.75% , 02/01/32
(b)
.................. 25 22,198
4.50% , 05/01/32 ................... 3 2,604
4.50% , 06/01/33
(b)
.................. 6 5,117
4.25% , 01/15/34
(b)
.................. 144 118,440
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 71 70,920
5.00% , 05/01/28
(b)
.................. 49 48,345
5.88% , 11/01/29 ................... 20 20,252
6.00% , 01/15/30
(b)
.................. 29 29,064
8.75% , 05/15/30
(b)
.................. 228 240,183
8.63% , 03/15/31
(b)
.................. 44 46,867
Iliad Holding SASU
(b)
7.00% , 10/15/28 ................... 200 202,427
7.00% , 04/15/32 ................... 200 200,264

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 .................. USD 153 $ 168,257
4.88% , 06/15/29 ................... 95 80,309
11.00% , 11/15/29 .................. 186 206,969
4.50% , 04/01/30 ................... 62 49,601
10.50% , 05/15/30 .................. 136 145,723
3.88% , 10/15/30 ................... 5 3,774
10.75% , 12/15/30 .................. 56 62,203
Lumen Technologies, Inc.
(b)
4.13% , 04/15/30 ................... 25 22,918
10.00% , 10/15/32 .................. 26 26,178
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 10 10,357
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 268 272,853
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 125 113,855
6.13% , 03/01/28 ................... 70 58,222
2,772,770
Electric Utilities — 3.3%
California Buyer Ltd., 6.38%, 02/15/32
(b)
..... 225 218,173
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 200,880
NextEra Energy Capital Holdings, Inc.
(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 65 66,349
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 65 65,070
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 80 78,497
6.00% , 02/01/33 ................... 209 203,323
6.25% , 11/01/34 ................... 204 200,819
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
249 231,660
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 215 211,428
1,476,199
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 54 51,406
Electronic Equipment, Instruments & Components — 0.5%
(b)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 33 33,258
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 92 84,987
3.75% , 02/15/31 ................... 76 66,359
Zebra Technologies Corp., 6.50%, 06/01/32 ... 28 28,337
212,941
Entertainment — 0.3%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ...... 23 23,217
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ....................... 48 44,534
Live Nation Entertainment, Inc.
4.75% , 10/15/27 ................... 26 25,346
3.75% , 01/15/28 ................... 10 9,515
Playtika Holding Corp., 4.25%, 03/15/29 ..... 24 21,127
123,739
Financial Services — 3.9%
Block, Inc.
2.75% , 06/01/26 ................... 58 56,255
3.50% , 06/01/31 ................... 25 21,980
6.50% , 05/15/32
(b)
.................. 411 415,143
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 233,170
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
......... 69 68,199
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... USD 60 $ 60,828
5.13% , 12/15/30 ................... 18 17,954
5.75% , 11/15/31 ................... 86 85,973
7.13% , 02/01/32 ................... 84 87,256
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 47 48,894
7.13% , 11/15/30 ................... 58 58,926
6.88% , 02/15/33 ................... 69 68,569
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 71 68,049
3.88% , 03/01/31 ................... 51 45,686
4.00% , 10/15/33 ................... 38 32,596
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 161 162,278
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... 106 105,134
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 31 30,923
WEX, Inc., 6.50%, 03/15/33
(b)
........... 73 72,200
1,740,013
Food Products — 1.6%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 19 19,090
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d)
.............. 221 229,604
Chobani LLC
4.63% , 11/15/28 ................... 167 160,688
7.63% , 07/01/29 ................... 130 133,568
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 117 116,291
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 21 21,682
9.63% , 09/15/32 ................... 19 19,525
700,448
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 16 14,445
Ground Transportation — 0.4%
(b)
Clue Opco LLC, 9.50%, 10/15/31 ......... 31 31,009
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 140 139,890
170,899
Health Care Equipment & Supplies — 1.8%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 39 37,588
3.88% , 11/01/29 ................... 24 22,157
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 271 281,162
Insulet Corp., 6.50%, 04/01/33 ........... 37 37,609
Medline Borrower LP
3.88% , 04/01/29 ................... 16 14,956
6.25% , 04/01/29 ................... 64 64,815
5.25% , 10/01/29 ................... 248 237,974
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 46 48,433
Teleflex, Inc., 4.25%, 06/01/28 ........... 44 41,968
786,662
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 35 34,966
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 117 108,548
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 54 51,566
6.00% , 01/15/29 ................... 157 139,519
5.25% , 05/15/30 ................... 129 106,431
4.75% , 02/15/31 ................... 55 43,476
10.88% , 01/15/32 .................. 149 146,790
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
...................... 68 69,190
DaVita, Inc., 6.88%, 09/01/32
(b)
.......... 46 46,258
Encompass Health Corp., 4.63%, 04/01/31 ... 18 16,870

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 38 $ 36,596
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 66 61,868
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 21 22,157
11.00% , 10/15/30 .................. 121 131,540
8.38% , 02/15/32 ................... 90 90,617
10.00% , 06/01/32 .................. 68 64,866
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 ................... 5 4,762
3.88% , 05/15/32 ................... 8 7,019
6.25% , 01/15/33 ................... 53 52,162
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 56 52,248
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 33 31,134
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 124 122,221
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
123 121,633
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 132 133,886
1,696,323
Health Care REITs — 0.4%
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 167 170,122
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 25 24,717
Hotels, Restaurants & Leisure — 4.5%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 144 138,482
5.63% , 09/15/29 ................... 52 51,477
4.00% , 10/15/30 ................... 62 56,111
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 112 105,445
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 118 119,617
6.50% , 02/15/32 ................... 197 196,361
6.00% , 10/15/32 ................... 53 49,495
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 22 21,373
5.75% , 04/01/30 ................... 68 66,513
6.75% , 05/01/31 ................... 95 95,748
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 32 29,472
6.75% , 01/15/30 ................... 21 18,157
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 ................... 52 50,288
3.63% , 02/15/32
(b)
.................. 16 14,024
6.13% , 04/01/32
(b)
.................. 59 59,224
5.88% , 03/15/33
(b)
.................. 178 176,245
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
...................... 60 61,463
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 38 38,723
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 57,978
MGM Resorts International, 6.13%, 09/15/29 .. 124 122,771
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 38 35,664
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 36 35,398
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 64 63,333
10.75% , 11/15/29 .................. 66 66,480
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 55 55,212
6.63% , 05/01/32 ................... 22 22,182
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... 76 76,842
Wynn Resorts Finance LLC
(b)
7.13% , 02/15/31 ................... 107 110,730
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25% , 03/15/33 ................... USD 42 $ 40,905
2,035,713
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
.. 73 66,069
Beazer Homes USA, Inc.
5.88% , 10/15/27 ................... 7 6,864
7.50% , 03/15/31
(b)
.................. 9 8,719
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
. 22 20,075
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 26 26,871
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 12 12,137
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 105 112,309
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 25 26,055
7.00% , 11/15/32 ................... 42 39,719
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 47 48,210
367,028
Household Products — 0.0%
(b)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ....................... 13 11,529
Spectrum Brands, Inc., 3.88%, 03/15/31 ..... 2 1,704
13,233
Independent Power and Renewable Electricity Producers — 0.8%
(b)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 240 232,637
3.75% , 01/15/32 ................... 101 86,537
XPLR Infrastructure LP, 2.50%, 06/15/26
(e)
... 42 40,047
359,221
Insurance — 8.5%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 167 161,172
6.75% , 10/15/27 ................... 154 153,387
6.75% , 04/15/28 ................... 9 9,035
5.88% , 11/01/29 ................... 188 181,709
7.00% , 01/15/31 ................... 113 113,345
7.38% , 10/01/32 ................... 189 189,830
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 31 31,236
4.88% , 06/30/29 ................... 33 31,110
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 46 45,336
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 203,731
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 400 407,207
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 83 88,597
Howden UK Refinance plc
7.25% , 02/15/31 ................... 172 173,589
8.13% , 02/15/32 ................... 207 209,171
HUB International Ltd.
7.25% , 06/15/30 ................... 412 424,363
7.38% , 01/31/32 ................... 569 579,346
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 118 123,962
10.50% , 12/15/30 .................. 87 93,160
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 386 393,307
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 77 76,052
USI, Inc., 7.50%, 01/15/32 ............. 99 100,997
3,789,642
Interactive Media & Services — 0.4%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 188 187,986
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
122 122,988
Twilio, Inc.
3.63% , 03/15/29 ................... 18 16,689

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
3.88% , 03/15/31 ................... USD 95 $ 85,578
225,255
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 14 12,529
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 25 22,733
35,262
Machinery — 1.4%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 27 26,857
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 28 28,782
Mueller Water Products, Inc., 4.00%, 06/15/29 . 43 39,948
Terex Corp.
5.00% , 05/15/29 ................... 64 61,076
6.25% , 10/15/32 ................... 41 39,761
TK Elevator Holdco GmbH, 7.63%, 07/15/28 .. 200 200,170
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 196,252
Wabash National Corp., 4.50%, 10/15/28 .... 41 36,838
629,684
Media — 4.6%
Cable One, Inc.
0.00% , 03/15/26
(e) (f)
................. 22 20,845
1.13% , 03/15/28
(e)
.................. 160 127,003
4.00% , 11/15/30
(b)
.................. 55 43,611
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 61 58,955
7.75% , 04/15/28 ................... 28 24,067
9.00% , 09/15/28 ................... 130 133,518
7.50% , 06/01/29 ................... 146 120,575
7.88% , 04/01/30 ................... 168 164,715
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 193,968
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
... 151 146,326
GCI LLC, 4.75%, 10/15/28
(b)
............ 4 3,688
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 23 22,541
10.50% , 07/15/29 .................. 106 110,436
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 72 62,471
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,777
4.25% , 01/15/29 ................... 18 16,693
4.63% , 03/15/30 ................... 106 96,910
7.38% , 02/15/31 ................... 29 30,204
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 43 36,791
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
150 148,018
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 88 85,256
5.00% , 08/01/27 ................... 54 52,760
4.00% , 07/15/28 ................... 12 11,196
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 96 95,206
8.00% , 08/15/28 ................... 152 152,475
8.50% , 07/31/31 ................... 82 80,125
2,051,130
Metals & Mining — 4.1%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ...... 563 563,756
Constellium SE
5.63% , 06/15/28 ................... 250 242,454
3.75% , 04/15/29 ................... 250 226,498
First Quantum Minerals Ltd., 9.38%, 03/01/29 . 200 210,500
Novelis Corp.
3.25% , 11/15/26 ................... 371 358,661
4.75% , 01/30/30 ................... 3 2,783
3.88% , 08/15/31 ................... 110 95,635
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis, Inc., 6.88%, 01/30/30 ........... USD 114 $ 115,613
1,815,900
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 22 20,917
7.75% , 12/01/29 ................... 21 21,615
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ....................... 47 48,240
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 36 36,905
6.00% , 04/15/30 ................... 18 17,589
6.50% , 07/01/30 ................... 41 41,021
6.50% , 10/15/30 ................... 60 59,444
245,731
Oil, Gas & Consumable Fuels — 0.0%
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
13 13,096
Paper & Forest Products — 0.1%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 29 28,206
Passenger Airlines — 0.7%
(b)
American Airlines, Inc., 8.50%, 05/15/29 ..... 127 128,930
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 38 37,509
United Airlines, Inc., 4.63%, 04/15/29 ....... 142 134,372
300,811
Personal Care Products — 0.2%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 92 90,515
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
..... 17 15,247
105,762
Pharmaceuticals — 2.4%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 519 515,815
1375209 BC Ltd., 9.00%, 01/30/28
(b)
....... 31 30,976
Bausch Health Cos., Inc.
(b)
5.50% , 11/01/25 ................... 35 34,965
6.13% , 02/01/27 ................... 114 115,596
5.75% , 08/15/27 ................... 22 21,961
11.00% , 09/30/28 .................. 160 152,400
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 223 215,552
1,087,265
Professional Services — 0.6%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ......... 189 175,915
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 104,172
280,087
Real Estate Management & Development — 0.5%
(b)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ....................... 71 62,790
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31 ....................... 74 78,581
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 62 60,158
201,529
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
50 47,909
Semiconductors & Semiconductor Equipment — 0.5%
(b)
Entegris, Inc., 4.75%, 04/15/29 .......... 158 152,317
MKS Instruments, Inc., 1.25%, 06/01/30
(e)
.... 93 83,653
235,970
Software — 8.4%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 492 461,502
Camelot Finance SA, 4.50%, 11/01/26 ...... 49 48,028
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 112 114,992
Central Parent LLC, 8.00%, 06/15/29 ....... 79 69,312

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 7.25%, 06/15/29 ....... USD 42 $ 36,346
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 253 234,693
4.88% , 07/01/29 ................... 197 175,721
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 477 463,675
9.00% , 09/30/29 ................... 537 535,599
8.25% , 06/30/32 ................... 434 441,261
Elastic NV, 4.13%, 07/15/29 ............ 102 95,115
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 126 123,912
Fair Isaac Corp., 4.00%, 06/15/28 ......... 71 67,509
Gen Digital, Inc., 6.75%, 09/30/27 ......... 43 43,528
McAfee Corp., 7.38%, 02/15/30 .......... 94 83,197
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 77 77,833
UKG, Inc., 6.88%, 02/01/31 ............. 612 620,838
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 86 78,894
3,771,955
Specialized REITs — 1.0%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 ................... 3 2,877
5.63% , 07/15/32 ................... 164 156,784
6.25% , 01/15/33 ................... 155 153,506
SBA Communications Corp., 3.13%, 02/01/29 . 146 133,248
446,415
Specialty Retail — 1.2%
(b)
Asbury Automotive Group, Inc., 5.00%, 02/15/32 14 12,696
Carvana Co.
(d)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 96 100,505
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 170 185,857
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 .. 40 41,229
Group 1 Automotive, Inc., 6.38%, 01/15/30 ... 35 35,075
GYP Holdings III Corp., 4.63%, 05/01/29 ..... 103 96,360
Staples, Inc., 10.75%, 09/01/29 .......... 62 56,013
527,735
Technology Hardware, Storage & Peripherals — 0.7%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 34 35,243
Seagate HDD Cayman
8.25% , 12/15/29 ................... 115 122,275
8.50% , 07/15/31 ................... 129 137,006
Xerox Corp., 10.25%, 10/15/30 .......... 33 32,670
327,194
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc.
4.25% , 03/15/29 ................... 34 31,605
4.13% , 08/15/31 ................... 4 3,528
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,107
Kontoor Brands, Inc., 4.13%, 11/15/29 ...... 23 21,134
Levi Strauss & Co., 3.50%, 03/01/31 ....... 54 47,512
105,886
Trading Companies & Distributors — 1.8%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 . 37 38,922
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 8 7,841
7.88% , 12/01/30 ................... 70 73,105
7.00% , 05/01/31 ................... 215 218,445
7.00% , 06/15/32 ................... 120 121,687
5.88% , 04/15/33 ................... 89 85,027
Herc Holdings, Inc., 6.63%, 06/15/29 ....... 53 53,171
Imola Merger Corp., 4.75%, 05/15/29 ....... 25 23,741
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... USD 66 $ 66,041
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 44 44,634
6.38% , 03/15/33 ................... 56 56,283
788,897
Total Corporate Bonds — 91 .1%
(Cost: $ 40,835,769 ) ............................... 40,770,647
Fixed Rate Loan Interests
Media — 0.1%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30
(g)
................. 36 35,730
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 36,000 ) ................................. 35,730
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(c)
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
10/18/29 ............. 21 20,934
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 39 38,708
59,642
Automobile Components — 0.3%
(c)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
02/06/29 ............. 74 66,776
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
01/28/32 ................... 64 62,960
129,736
Building Products — 0.1%
(c)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.82%
,
05/15/31 ........ 12 9,655
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 56 53,244
62,899
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(c) (h)
............. 44 43,790
Chemicals — 0.0%
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.17%
,
11/24/28
(c)
.......... 12 11,386
Commercial Services & Supplies — 0.1%
(c)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 29 28,734
Summer BC Bidco B LLC, Facility 1st Lien Term
Loan B1 , (3-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 9.56%
,
02/15/29 ........ 23 22,892
51,626

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(c) (h)
...................... USD 12 $ 11,465
Diversified Consumer Services — 0.2%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/28 .............. 10 9,418
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.17%
,
12/10/29 ............. 14 13,544
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... 67 66,349
89,311
Diversified Telecommunication Services — 1.6%
(c)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/02/32 ............. 35 34,185
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31 ........ 16 15,920
Level 3 Financing, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.27%
,
03/22/32 ............. 278 274,264
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 8 8,071
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 25 24,217
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 21 20,029
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 159 135,376
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 194 180,026
692,088
Entertainment — 0.0%
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29
(c)
............. 10 9,609
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
15.00%
,
12/09/27
(c)
................. 4 4,509
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27
(c)
.................. 3 2,990
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31
(c)
............ 34 33,610
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., 1st Lien Term Loan
(c)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 74 73,460
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... USD 44 $ 44,131
117,591
Health Care Providers & Services — 0.3%
(c)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... 35 33,483
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.05%
,
05/19/31 ............. 39 37,725
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 46 45,483
116,691
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29
(c)
............ 146 143,850
Household Durables — 0.1%
(c)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 7 7,051
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 37 29,944
36,995
Insurance — 0.1%
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
02/14/31
(c)
............ 39 39,316
IT Services — 0.3%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 36 30,950
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31 ............. 23 23,268
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... 19 19,008
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.39%
,
04/11/29 .............. 53 45,769
118,995
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(c)
.................. 137 130,382
Machinery — 0.0%
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28
(c)
.................. 32 15,069
Media — 1.0%
(c)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.80%
,
08/15/28 ............. 184 164,356
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 146 144,555

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... USD 5 $ 4,835
DirecTV Financing LLC, 1st Lien Term Loan B ,
02/17/31
(h)
....................... 127 121,308
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(h)
....................... 23 21,245
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 8 8,091
464,390
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(c)
........... 56 55,045
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 9.30%
,
04/20/28
(c)
............ —
(i)
389
Pharmaceuticals — 0.6%
(c)
1261229 BC Ltd., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
10.38%
,
09/25/30 .................. 116 111,360
Bausch Health Cos., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.67%
,
02/01/27 ............. 168 167,240
278,600
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28
(c)
.................. 14 13,427
Software — 1.0%
(c)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
07/30/31 ............. 46 45,197
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.04%
,
07/02/32 ............. 45 43,200
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
03/21/31 ............. 80 78,719
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.83%
,
03/30/29 ... 95 93,804
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 138 139,840
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.67%
,
06/30/28 ................... 1 1,250
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 3 2,696
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 16 15,886
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 2 1,547
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 4 3,795
425,934
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28
(c)
.................. USD 25 $ 24,891
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.32%
,
01/29/31
(c)
........... 92 83,465
Wireless Telecommunication Services — 0.1%
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.17%
,
09/25/31
(c) (g)
........... 25 24,938
Total Floating Rate Loan Interests — 7 .4%
(Cost: $ 3,365,856 ) ............................... 3,292,629
Preferred Securities
Capital Trusts — 0.6%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (j)
................. 103 113,404
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (j)
....................... 134 135,688
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(e)
. 1 35,231
Total Capital Trusts — 0 .6%
(Cost: $ 272,195 ) ................................. 284,323
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
(a)
Veritas Newco ....................... 129 2,963
Veritas Newco, Series G-1 ............... 89 2,045
5,008
Total Preferred Stocks — 0.0%
(Cost: $ 4,355 ) .................................. 5,008
Total Preferred Securities — 0 .6%
(Cost: $ 276,550 ) ................................. 289,331
Total Long-Term Investments — 99.4%
(Cost: $ 44,650,653 ) ............................... 44,482,370

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22%
(k) (l)
.................... 666,725 $ 666,725
Total Short-Term Securities — 1 .5%
(Cost: $ 666,725 ) ................................. 666,725
Total Investments — 100 .9%
(Cost: $ 45,317,378 ) ............................... 45,149,095
Liabilities in Excess of Other Assets — (0.9) % ............. (383,303)
Net Assets — 100.0% ...............................
$ 44,765,792
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Rounds to less than 1,000.
(j)
Perpetual security with no stated maturity date.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 897,178 $ — $ (230,453)
(a)
$ — $ — $ 666,725 666,725 $ 15,015 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 5 06/30/25 $ 541 $ 3,873
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,873 $ — $ 3,873
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (16,204) $ — $ (16,204)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 2,475 $ — $ 2,475
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 536,445
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,033 $ — $ — $ 94,033
Corporate Bonds ........................................ — 40,770,647 — 40,770,647
Fixed Rate Loan Interests ................................... — — 35,730 35,730
Floating Rate Loan Interests
Aerospace & Defense .................................... — 59,642 — 59,642
Automobile Components .................................. — 129,736 — 129,736

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable High Yield Bond Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 62,899 $ — $ 62,899
Capital Markets ........................................ — 43,790 — 43,790
Chemicals ............................................ — 11,386 — 11,386
Commercial Services & Supplies ............................. — 51,626 — 51,626
Communications Equipment ................................ — 11,465 — 11,465
Diversified Consumer Services .............................. — 89,311 — 89,311
Diversified Telecommunication Services ........................ — 692,088 — 692,088
Entertainment ......................................... — 9,609 — 9,609
Financial Services ...................................... — 4,509 — 4,509
Food Products ......................................... — 2,990 — 2,990
Ground Transportation ................................... — 33,610 — 33,610
Health Care Equipment & Supplies ........................... — 117,591 — 117,591
Health Care Providers & Services ............................ — 116,691 — 116,691
Health Care Technology .................................. — 143,850 — 143,850
Household Durables ..................................... — 36,995 — 36,995
Insurance ............................................ — 39,316 — 39,316
IT Services ........................................... — 118,995 — 118,995
Life Sciences Tools & Services .............................. — 130,382 — 130,382
Machinery ............................................ — 15,069 — 15,069
Media ............................................... — 464,390 — 464,390
Multi-Utilities .......................................... — 55,045 — 55,045
Passenger Airlines ...................................... — 389 — 389
Pharmaceuticals ....................................... — 278,600 — 278,600
Professional Services .................................... — 13,427 — 13,427
Software ............................................. — 425,934 — 425,934
Specialty Retail ........................................ — 24,891 — 24,891
Trading Companies & Distributors ............................ — 83,465 — 83,465
Wireless Telecommunication Services ......................... — — 24,938 24,938
Preferred Securities
Commercial Services & Supplies ............................. — 5,008 — 5,008
Electric Utilities ........................................ — 113,404 — 113,404
Independent Power and Renewable Electricity Producers ............ — 135,688 — 135,688
Semiconductors & Semiconductor Equipment .................... 35,231 — — 35,231
Short-Term Securities
Money Market Funds ...................................... 666,725 — — 666,725
Unfunded Floating Rate Loan Interests
(a)
........................... — 28 — 28
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (26) — (26)
$ 795,989 $ 44,292,440 $ 60,668 $ 45,149,097
Derivative Financial Instruments
(b)
Assets
Interest rate contracts ....................................... $ 3,873 $ — $ — $ 3,873
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.8%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.67%,
10/20/37 ................. USD 250 $ 250,173
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 6.36%, 10/27/34 ....... 250 249,597
Apidos CLO XXXIII, Series 2020-33A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 5.71%,
10/24/34 ................. 250 249,441
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
5.78%, 07/20/34 ............ 250 250,252
CIFC Funding Ltd.
Series 2015-4A, Class A1A2, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.62%, 04/20/34 ... 250 249,875
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.68%, 10/20/34 ... 250 250,384
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.39%, 01/15/34 . 250 249,557
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 5.89%, 01/22/37 ....... 250 250,537
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.71%, 01/15/35 ............ 250 250,511
Shackleton 2013-IV-R CLO Ltd., Series
2013-4RA, Class A1A, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 5.55%, 04/13/31 ....... 98 98,251
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 7.81%,
10/25/34 ................. 250 249,692
2,598,270
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 5.68%,
07/25/51
(a) (b)
............... 80 80,249
United States — 5.7%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 09/19/39
(a) (b)
100 99,897
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.69%, 10/15/37
(a) (b)
.... 250 250,368
GoodLeap Home Improvement
Solutions Trust
(a)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 31 31,475
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 35 35,791
Security
Par (000)
Par (000) Value
United States (continued)
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
USD 480 $ 459,652
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 225 205,112
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 100,000
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 4.79%, 03/25/46
(b)
..... 114 88,505
Mariner Finance issuance Trust,
Series 2024-BA, Class A, 4.91%,
11/20/38
(a)
................ 100 100,621
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 6.38%, 10/19/38
(a) (b)
100 100,091
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.13%, 11/15/30
(a) (b)
.... 26 25,611
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 80 81,615
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 439 415,478
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 6.69%, 10/25/39
(a) (b)
23 22,745
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 76 76,603
Regional Management Issuance Trust
(a)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 15 14,746
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 94,298
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37
(a)
................ 100 101,141
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 47 46,768
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 75 72,680
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34
(a)
................ 100 100,051
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,362
2,553,610
Total Asset-Backed Securities — 11.7%
(Cost: $ 5,232,965 ) .............................. 5,232,129
Shares
Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.
(d)
............ 2 3,902
United States — 0.5%
AbbVie, Inc. ................. 15 3,143
Alphabet, Inc. , Class C .......... 18 2,812

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Amazon.com, Inc.
(d)
............ 17 $ 3,234
ANSYS, Inc.
(d)
................ 10 3,166
Autodesk, Inc.
(d)
............... 13 3,403
Bank of America Corp. .......... 84 3,505
Blackstone Mortgage Trust, Inc. , Class
A ...................... 1,198 23,960
Boston Scientific Corp.
(d)
......... 36 3,632
Capital One Financial Corp. ....... 20 3,586
Citigroup, Inc. ................ 50 3,549
Costco Wholesale Corp. ......... 4 3,783
Eli Lilly & Co. ................ 4 3,304
GE Vernova, Inc. .............. 13 3,969
Home Depot, Inc. (The) ......... 8 2,932
Howmet Aerospace, Inc. ......... 28 3,632
Ingersoll Rand, Inc. ............ 39 3,121
Intuit, Inc. ................... 5 3,070
Intuitive Surgical, Inc.
(d)
.......... 6 2,972
Invitation Homes, Inc. ........... 307 10,699
JPMorgan Chase & Co. ......... 132 32,380
Lam Research Corp. ........... 45 3,271
Live Nation Entertainment, Inc.
(d)
... 27 3,526
Marsh & McLennan Cos., Inc. ..... 14 3,416
Masimo Corp.
(d)
............... 19 3,165
Mastercard, Inc. , Class A ......... 6 3,289
McKesson Corp. .............. 5 3,365
Meta Platforms, Inc. , Class A ...... 6 3,458
Micron Technology, Inc. .......... 38 3,302
Microsoft Corp. ............... 8 3,003
Netflix, Inc.
(d)
................. 4 3,730
NVIDIA Corp. ................ 31 3,360
Progressive Corp. (The) ......... 12 3,396
S&P Global, Inc. .............. 6 3,049
Samsara, Inc. , Class A
(d)
......... 97 3,718
ServiceNow, Inc.
(d)
............. 4 3,184
Snowflake, Inc. , Class A
(d)
........ 22 3,215
Stryker Corp. ................ 9 3,350
Take-Two Interactive Software, Inc.
(d)
. 16 3,316
Thermo Fisher Scientific, Inc. ...... 6 2,986
T-Mobile US, Inc. .............. 13 3,467
Trane Technologies plc .......... 10 3,369
TransDigm Group, Inc. .......... 2 2,767
Union Pacific Corp. ............ 12 2,835
Vertiv Holdings Co. , Class A ...... 43 3,105
Walmart, Inc. ................. 37 3,248
Wells Fargo & Co. ............. 49 3,518
209,260
Total Common Stocks — 0.5%
(Cost: $ 208,976 ) ................................ 213,162
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (e)
.... EUR 100 105,146
Canada — 0.7%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 4 4,023
Enbridge, Inc. , 5.70%
,
03/08/33 .... 20 20,527
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 119 116,813
Security
Par (000)
Par (000) Value
Canada (continued)
South Bow USA Infrastructure Holdings
LLC , 4.91%
,
09/01/27
(a)
....... USD 162 $ 162,067
303,430
China — 0.1%
NXP BV , 5.55%
,
12/01/28 ........ 50 51,179
France — 2.0%
(e)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 101,199
4.13% , 09/18/30 ............ 200 225,689
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 104,247
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 114,073
BPCE SA , (3-mo. EURIBOR + 1.47%),
4.00%
,
01/20/34
(b)
........... 100 108,030
Engie SA , 1.75%
,
03/27/28 ....... 100 104,621
Societe Generale SA , (3-mo. EURIBOR
+ 1.45%), 3.75%
,
07/15/31
(b)
.... 100 108,402
866,261
Germany — 1.0%
(e)
Commerzbank AG , Series 1061 ,
(3-mo. EURIBOR + 1.38%), 3.63%
,
01/14/32
(b)
................ 100 107,459
E.ON SE , 1.00%
,
10/07/25 ....... 100 107,346
Eurogrid GmbH , 3.92%
,
02/01/34 ... 100 108,757
Sartorius Finance BV , 4.50%
,
09/14/32 100 112,922
436,484
Spain — 0.5%
(b)(e)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 111,274
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 106,545
217,819
Switzerland — 0.7%
UBS AG
(e)
0.45% , 05/19/25 ............ 100 107,816
0.01% , 06/29/26 ............ 200 209,303
317,119
United Kingdom — 0.2%
SSE plc , 0.88%
,
09/06/25
(e)
....... 100 107,410
United States — 26.6%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 4 4,028
4.70% , 05/14/45 ............ 8 7,225
Advanced Micro Devices, Inc. , 4.39%
,
06/01/52 ................. 8 6,794
AEP Texas, Inc.
3.95% , 06/01/28 ............ 104 101,931
5.25% , 05/15/52 ............ 22 19,765
Amazon.com, Inc. , 4.10%
,
04/13/62 . 55 43,581
American Express Co. , (1-day SOFR +
0.93%), 5.04%
,
07/26/28
(b)
..... 5 5,063
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,072
American Tower Corp.
3.80% , 08/15/29 ............ 181 173,792
1.88% , 10/15/30 ............ 83 70,998
5.65% , 03/15/33 ............ 10 10,308

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.55% , 07/15/33 ............ USD 74 $ 75,629
Amgen, Inc. , 1.65%
,
08/15/28 ..... 636 581,239
Apollo Debt Solutions BDC , 6.70%
,
07/29/31 ................. 39 40,238
AppLovin Corp.
5.13% , 12/01/29 ............ 17 17,066
5.95% , 12/01/54 ............ 53 52,053
Ares Strategic Income Fund , 5.70%
,
03/15/28
(a)
................ 14 14,000
Arthur J Gallagher & Co. , 5.55%
,
02/15/55 ................. 13 12,475
AS Mileage Plan IP Ltd. , 5.31%
,
10/20/31
(a)
................ 236 230,725
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09%
,
12/15/44
(a)
................ 50 50,955
AT&T, Inc.
4.75% , 05/15/46 ............ 36 31,316
4.50% , 03/09/48 ............ 64 53,117
3.50% , 09/15/53 ............ 41 27,958
3.80% , 12/01/57 ............ 10 7,020
3.65% , 09/15/59 ............ 88 59,350
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,234
5.65% , 06/01/54 ............ 3 2,944
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 251 260,869
(1-day SOFR + 1.93%), 2.68% ,
06/19/41 ............... 20 14,186
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 40 31,431
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 10,258
Berry Global, Inc. , 5.65%
,
01/15/34 .. 29 29,422
Blackstone Private Credit Fund , 6.00%
,
01/29/32 ................. 3 2,974
Block, Inc. , 3.50%
,
06/01/31 ...... 4 3,517
Blue Owl Capital Corp. , 5.95%
,
03/15/29 ................. 42 42,109
Blue Owl Credit Income Corp. , 6.65%
,
03/15/31 ................. 7 7,139
Broadcom, Inc.
5.20% , 04/15/32 ............ 20 20,294
4.30% , 11/15/32 ............ 30 28,638
2.60% , 02/15/33
(a)
........... 26 21,912
3.42% , 04/15/33
(a)
........... 23 20,478
3.47% , 04/15/34
(a)
........... 20 17,605
4.80% , 10/15/34 ............ 40 39,047
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 14,857
3.30% , 09/15/51 ............ 4 2,771
5.20% , 04/15/54 ............ 34 32,362
5.50% , 03/15/55 ............ 10 9,962
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
223 188,750
Caterpillar, Inc. , 3.25%
,
04/09/50 ... 35 24,651
CenterPoint Energy Houston Electric
LLC , Series AE , 2.35%
,
04/01/31 . 5 4,371
Charter Communications Operating
LLC
4.80% , 03/01/50 ............ 70 52,775
3.90% , 06/01/52 ............ 21 13,579
3.95% , 06/30/62 ............ 63 38,707
Cheniere Energy, Inc. , 5.65%
,
04/15/34 218 220,526
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup, Inc.
(b)
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... USD 53 $ 45,267
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 4 3,922
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 47 47,265
(1-day SOFR + 1.47%), 5.33% ,
03/27/36 ............... 25 24,909
(1-day SOFR + 1.75%), 5.61% ,
03/04/56 ............... 25 24,420
CNH Industrial Capital LLC , 3.95%
,
05/23/25 ................. 350 349,544
Coca-Cola Co. (The)
5.30% , 05/13/54 ............ 6 5,875
5.40% , 05/13/64 ............ 12 11,727
Comcast Corp.
4.65% , 02/15/33 ............ 106 103,904
2.99% , 11/01/63 ............ 25 14,213
CVS Health Corp. , 4.78%
,
03/25/38 . 43 38,582
Deere & Co. , 3.75%
,
04/15/50 ..... 6 4,672
Dell International LLC
5.40% , 04/15/34 ............ 8 8,062
3.38% , 12/15/41 ............ 12 8,863
Dominion Energy, Inc.
(b)
Series B , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.51%), 7.00% ,
06/01/54 ............... 51 53,604
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .... 8 7,944
DR Horton, Inc. , 5.00%
,
10/15/34 ... 163 158,851
Ecolab, Inc. , 2.75%
,
08/18/55 ..... 26 15,616
Edison International
5.75% , 06/15/27 ............ 58 58,568
5.25% , 11/15/28 ............ 30 29,581
6.95% , 11/15/29 ............ 46 47,821
6.25% , 03/15/30 ............ 10 10,128
5.25% , 03/15/32 ............ 15 14,347
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 24,283
6.10% , 10/15/52 ............ 3 3,067
5.13% , 02/15/53 ............ 6 5,383
Eli Lilly & Co. , 4.88%
,
02/27/53 .... 5 4,597
EnLink Midstream LLC , 5.65%
,
09/01/34 ................. 51 51,395
Equinix, Inc.
2.50% , 05/15/31 ............ 63 54,991
3.90% , 04/15/32 ............ 65 60,601
Eversource Energy , 5.45%
,
03/01/28 7 7,153
Extra Space Storage LP
2.35% , 03/15/32 ............ 45 37,637
5.40% , 06/15/35 ............ 25 24,855
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 13 11,705
FirstEnergy Transmission LLC
5.00% , 01/15/35 ............ 80 78,417
4.55% , 04/01/49
(a)
........... 119 101,837
FNB Corp. , (SOFR Index + 1.93%),
5.72%
,
12/11/30
(b)
........... 29 28,970
Gartner, Inc.
(a)
4.50% , 07/01/28 ............ 137 134,321
3.63% , 06/15/29 ............ 281 264,604

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ USD 80 $ 79,620
1.25% , 01/08/26 ............ 595 578,832
5.60% , 06/18/31 ............ 67 67,005
Global Payments, Inc. , 5.95%
,
08/15/52 ................. 7 6,773
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.51%), 4.39% ,
06/15/27
(b)
.............. 362 361,416
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 43,681
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 56 48,399
(1-day SOFR + 1.41%), 3.10% ,
02/24/33
(b)
.............. 60 52,881
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 46 50,205
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 52,708
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,338
6.25% , 02/01/41 ............ 3 3,164
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,424
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 706
(1-day SOFR + 1.58%), 5.56% ,
11/19/45
(b)
.............. 48 46,772
HCA, Inc.
5.00% , 03/01/28 ............ 10 10,081
3.50% , 09/01/30 ............ 283 262,444
5.45% , 04/01/31 ............ 104 105,638
Hewlett Packard Enterprise Co. , 6.35%
,
10/15/45
(c)
................ 16 16,424
Home Depot, Inc. (The)
4.95% , 09/15/52 ............ 5 4,587
5.30% , 06/25/54 ............ 19 18,351
5.40% , 06/25/64 ............ 5 4,814
Hps Corporate Lending Fund , 5.45%
,
01/14/28 ................. 10 9,957
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 13 13,300
Intel Corp.
4.10% , 05/11/47 ............ 18 13,299
5.90% , 02/10/63 ............ 12 11,246
Jersey Central Power & Light Co. ,
5.10%
,
01/15/35
(a)
........... 10 9,886
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... 155 156,403
(1-day SOFR + 0.90%), 5.14% ,
01/24/31 ............... 25 25,390
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 63 62,165
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 202 177,483
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 25 25,983
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 63 63,252
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 3,945
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,329
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 135 93,777
Security
Par (000)
Par (000) Value
United States (continued)
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. USD 16 $ 15,386
Lam Research Corp. , 3.13%
,
06/15/60 8 5,014
Lowe's Cos., Inc.
2.80% , 09/15/41 ............ 36 24,912
5.63% , 04/15/53 ............ 41 39,578
M&T Bank Corp. , (1-day SOFR +
1.61%), 5.39%
,
01/16/36
(b)
..... 30 29,422
Marriott International, Inc.
5.30% , 05/15/34 ............ 3 2,994
5.35% , 03/15/35 ............ 4 3,962
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 ............ 14 12,693
5.45% , 03/15/53 ............ 11 10,673
Meta Platforms, Inc. , 5.75%
,
05/15/63 108 109,668
Microsoft Corp. , 2.92%
,
03/17/52 ... 15 10,059
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 17 17,464
Moody's Corp. , 3.25%
,
01/15/28 .... 5 4,853
Morgan Stanley
(b)
(1-day SOFR + 1.29%), 2.94% ,
01/21/33 ............... 7 6,140
(1-day SOFR + 1.71%), 5.52% ,
11/19/55 ............... 197 192,449
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 2 2,067
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 7 6,686
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 105,537
National Grid North America, Inc. ,
4.67%
,
09/12/33
(e)
........... 100 114,208
Newmont Corp. , 2.80%
,
10/01/29 ... USD 21 19,510
NiSource, Inc.
5.35% , 04/01/34 ............ 27 27,088
5.85% , 04/01/55 ............ 5 4,970
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 8 5,386
Norfolk Southern Corp. , 4.15%
,
02/28/48 ................. 23 18,489
NRG Energy, Inc.
(a)
4.45% , 06/15/29 ............ 83 80,598
3.63% , 02/15/31 ............ 193 170,932
6.00% , 02/01/33 ............ 67 65,180
7.00% , 03/15/33 ............ 212 228,556
NVIDIA Corp. , 3.50%
,
04/01/50 .... 5 3,793
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,519
Series Q , 1.63% , 01/15/31 ..... 20 16,717
5.00% , 06/01/33 ............ 13 12,824
Series R , 2.90% , 10/01/51 ..... 37 22,947
Omnicom Group, Inc. , 3.60%
,
04/15/26 11 10,892
Oracle Corp.
4.00% , 11/15/47 ............ 4 3,032
3.60% , 04/01/50 ............ 78 54,192
5.55% , 02/06/53 ............ 12 11,216
4.38% , 05/15/55 ............ 34 26,496
6.00% , 08/03/55 ............ 42 41,947
5.50% , 09/27/64 ............ 17 15,411
6.13% , 08/03/65 ............ 135 134,814
Otis Worldwide Corp. , 5.25%
,
08/16/28 15 15,330
Owens Corning , 3.95%
,
08/15/29 ... 17 16,453
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 37,577
3.50% , 08/01/50 ............ 123 81,758
6.75% , 01/15/53 ............ 11 11,487

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.90% , 10/01/54 ............ USD 10 $ 9,471
Paramount Global
4.38% , 03/15/43 ............ 19 14,073
5.85% , 09/01/43 ............ 9 7,881
5.25% , 04/01/44 ............ 5 4,022
4.90% , 08/15/44 ............ 3 2,320
4.60% , 01/15/45 ............ 2 1,498
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,461
2.85% , 09/15/51 ............ 29 18,068
4.60% , 05/15/52 ............ 26 22,359
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 3 2,967
5.30% , 05/19/53 ............ 28 26,585
PG&E Corp.
5.25% , 07/01/30 ............ 147 141,119
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55
(b)
... 64 62,902
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,612
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 3 2,812
Public Service Electric & Gas Co. ,
3.70%
,
05/01/28 ............ 8 7,849
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 16 15,781
RPM International, Inc. , 2.95%
,
01/15/32 ................. 7 6,106
Ryder System, Inc. , 4.30%
,
06/15/27 27 26,822
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 4,715
5.35% , 04/01/53 ............ 8 7,498
5.55% , 04/15/54 ............ 2 1,932
Sixth Street Lending Partners , 6.13%
,
07/15/30
(a)
................ 31 31,201
Solventum Corp. , 6.00%
,
05/15/64 .. 17 16,691
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 96,143
5.65% , 10/01/28 ............ 10 10,238
2.85% , 08/01/29 ............ 18 16,541
2.25% , 06/01/30 ............ 54 47,147
5.95% , 11/01/32 ............ 75 77,010
Sprint LLC , 7.63%
,
03/01/26 ...... 70 71,098
Synchrony Financial
(SOFR Index + 2.13%), 5.94% ,
08/02/30
(b)
.............. 20 20,281
(1-day SOFR + 1.68%), 5.45% ,
03/06/31
(b)
.............. 45 44,678
2.88% , 10/28/31 ............ 87 73,575
7.25% , 02/02/33 ............ 103 106,028
System Energy Resources, Inc. ,
5.30%
,
12/15/34 ............ 2 1,977
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 7 5,799
5.00% , 03/14/53 ............ 12 11,188
T-Mobile USA, Inc.
3.50% , 04/15/25 ............ 532 531,725
4.75% , 02/01/28 ............ 694 693,155
Toyota Motor Credit Corp. , 4.55%
,
08/09/29 ................. 5 5,001
Uber Technologies, Inc. , 5.35%
,
09/15/54 ................. 18 16,814
Union Pacific Corp. , 3.55%
,
05/20/61 40 27,172
Security
Par (000)
Par (000) Value
United States (continued)
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ USD 48 $ 39,562
5.88% , 02/15/53 ............ 4 4,057
6.05% , 02/15/63 ............ 22 22,664
VeriSign, Inc. , 5.25%
,
06/01/32 .... 10 10,088
Verizon Communications, Inc.
7.75% , 12/01/30 ............ 105 120,143
2.55% , 03/21/31 ............ 50 44,057
5.25% , 04/02/35 ............ 10 10,025
Waste Management, Inc. , 4.15%
,
04/15/32 ................. 11 10,615
Wells Fargo & Co.
(1-day SOFR + 2.53%), 3.07% ,
04/30/41
(b)
.............. 6 4,471
3.90% , 05/01/45 ............ 11 8,667
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51
(b)
......... 48 43,205
(1-day SOFR + 2.13%), 4.61% ,
04/25/53
(b)
.............. 31 26,304
11,850,297
Total Corporate Bonds — 32.0%
(Cost: $ 14,372,954 ) .............................. 14,255,145
Foreign Agency Obligations
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(e)
..... EUR 100 106,748
Supranational — 0.8%
European Union
(e)
2.50% , 10/04/52 ............ 170 141,325
Series NGEU , 3.00% , 03/04/53 .. 229 210,498
351,823
Total Foreign Agency Obligations — 1.0%
(Cost: $ 477,877 ) ................................ 458,571
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (e)
............... 90 86,236
Brazil — 0.3%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(f)
45,845
10.00% , 01/01/35 ........... 1 69,863
115,708
Germany — 0.2%
Bundesrepublik Deutschland
Bundesanleihe , 2.50%
,
08/15/54
(e)
EUR 75 72,017
Japan — 0.2%
Japan Government Bond , 2.30%
,
12/20/54 ................. JPY 16,600 106,473
Mexico — 0.4%
United Mexican States , 2.66%
,
05/24/31 ................. USD 200 168,626
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 200 190,250

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. USD 35 $ 24,054
Philippines — 0.4%
Republic of Philippines , 3.00%
,
02/01/28 ................. 200 191,460
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
................ GBP 148 165,671
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 23,162
Total Foreign Government Obligations — 2.6%
(Cost: $ 1,260,553 ) .............................. 1,143,657
Shares
Shares
Investment Companies
Financial Select Sector SPDR Fund . 450 22,414
Total Investment Companies — 0.0%
(Cost: $ 22,649 ) ................................ 22,414
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 23,563
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,428
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 68,220
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 12,902
110,113
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 37,516
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,615
New York - 0 .1%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 10,940
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,233
Port Authority of New York & New
Jersey
Series 2011-168 , RB ,
4.93% , 10/01/51 .......... 15 14,113
Series 2014-181 , RB ,
4.96% , 08/01/46 .......... 10 9,519
39,805
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,684
Security
Par (000)
Par (000) Value
Texas - 0.0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ USD 10 $ 10,282
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,422
25,704
Total Municipal Bonds — 0.5%
(Cost: $ 288,300 ) ................................ 235,437
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2 .2%
United States — 2.2%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 07/25/46 15 13,375
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 4.89%, 11/25/36 185 158,534
Angel Oak Mortgage Trust, Series
2023-1, Class A1, 4.75%,
09/26/67
(a) (c)
............... 83 81,849
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 47 45,786
Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, 5.66%,
01/25/65
(a) (c)
............... 99 99,545
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 95,074
CIM Trust, Series 2025-I1, Class A1,
5.65%, 10/25/69
(a) (c)
.......... 144 145,069
Cross Mortgage Trust, Series 2025-H2,
Class M1, 6.13%, 03/25/70
(a) (b)
... 100 100,225
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.85%, 10/25/37
(b)
........ 113 68,704
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 100,184
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 73,122
981,467
Commercial Mortgage-Backed Securities — 6 .2%
United States — 6.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 245,000
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (b)
.... 10 10,876
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.01%, 07/15/41
(a) (b)
.... 22 21,945
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.76%, 10/15/34
(a) (b)
30 29,925
Atrium Hotel Portfolio Trust, Series
2024-ATRM, Class A, 5.05%,
11/10/29
(a) (b)
............... 10 9,990
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... 66 66,933
Series 2024-MAR, Class B, 6.39%,
12/10/41 ............... 11 11,394

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... USD 27 $ 27,896
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.67%, 08/15/39 ... 10 10,013
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.17%, 02/15/42 ... 14 13,948
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.57%, 02/15/42 ... 12 11,967
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 74,164
BANK5, Series 2024-5YR11, Class A3,
5.89%, 11/15/57 ............ 10 10,407
BBCMS Mortgage Trust
(a)(b)
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.24%, 03/15/37 ... 15 14,214
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.49%, 03/15/37 ... 25 22,881
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 11/15/41
(a) (b)
.... 10 9,988
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a) (b)
10 9,875
BX Commercial Mortgage Trust
(a)(b)
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.33%, 02/15/39 ... 37 36,739
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.20%, 10/15/41 ... 11 11,014
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/34 ... 103 102,392
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 05/15/41 ... 80 79,616
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.66%, 11/15/41 ..... CAD 3 2,054
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 5.63%, 01/15/34 ... USD 10 10,435
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 04/15/37 ... 37 37,475
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 07/15/29 ... 30 29,850
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.21%, 07/15/29 ... 10 9,850
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.26%, 07/15/29 ... 30 29,475
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.26%, 03/15/30 ... 24 23,850
Security
Par (000)
Par (000) Value
United States (continued)
BXP Trust, Series 2017-GM, Class D,
3.42%, 06/13/39
(a) (b)
.......... USD 45 $ 42,502
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.39%,
08/10/30 ............... 25 24,062
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.16%, 06/15/41 ... 11 10,966
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.91%, 06/15/41 ... 10 9,856
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.81%, 06/15/41 ... 10 10,002
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 08/15/41 ... 150 148,875
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.21%, 08/15/41 ... 22 21,906
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a) (b)
............... 10 9,813
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a) (b)
...... 20 20,186
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 10,053
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 4.76%, 10/10/41
(a) (b)
10 10,005
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 210,094
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.01%, 05/15/41
(a) (b)
.... 100 99,969
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.32%, 11/15/36 ... 45 44,563
Series 2024-RVR, Class E, 6.97%,
08/10/41 ............... 10 9,951
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.16%, 10/15/41
(a) (b)
10 10,044
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class C, (1-mo.
CME Term SOFR at 2.44% Floor +
2.44%), 6.76%, 05/15/37
(a) (b)
.... 20 19,950
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.96%, 06/15/41
(a) (b)
.... 10 10,000
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.06%,
11/15/41
(a) (b)
............... 18 17,955
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 6.38%, 04/15/38 ... 250 249,375
Series 2024-IGLG, Class A, 5.17%,
11/09/39 ............... 10 10,044
Series 2024-IGLG, Class E, 7.25%,
11/09/39 ............... 15 14,974

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-IGLG, Class F, 8.22%,
11/09/39 ............... USD 13 $ 13,006
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.99%, 03/15/40 ... 24 23,820
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.94%, 06/15/39 ... 10 9,994
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.51%, 06/15/39 ... 10 10,029
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 12/15/39
(a) (b)
.... 20 19,975
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 10/15/41 ... 10 9,981
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.76%, 06/15/39 ... 10 9,941
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.43%, 02/15/37
(b)
.. 40 40,398
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,147
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,167
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.52%, 11/15/34 .. 10 9,503
Series 2024-NSTB, Class A, 3.90%,
09/24/57 ............... 10 9,488
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 01/15/36 ... 21 20,119
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.68%, 01/15/36 ... 20 18,914
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.81%, 12/15/39
(a) (b)
45 44,972
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.21%, 06/15/39
(a) (b)
10 9,975
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 30,560
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 03/15/38 ... 38 38,332
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.33%, 03/15/38 ... 8 7,666
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 12 11,721
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 44 41,148
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... USD 399 $ 336,856
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... 10 10,274
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 10 10,057
2,749,354
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(b)
.... 198 9,445
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 537
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.09%, 07/15/43
(a) (b)
.......... 78 726
10,708
Total Non-Agency Mortgage-Backed Securities — 8.4%
(Cost: $ 3,843,792 ) .............................. 3,741,529
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 5513 , Class FD , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 01/25/55 .. 135 135,328
Series 5515 , Class FM , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 20 19,885
Series 5516 , Class FC , (SOFR
30 day Average at 1.40%
Floor and 6.50% Cap +
1.40%), 5.74% , 03/25/55 .. 321 322,252
Series 5518 , Class FC , (SOFR
30 day Average at 1.32%
Floor and 6.50% Cap +
1.32%), 5.66% , 03/25/55 .. 131 131,273
Federal National Mortgage Association
Variable Rate Notes
Series 2025-12 , Class GF ,
(SOFR 30 day Average at
1.35% Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. 43 42,966
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 03/25/55 .. 145 144,792
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% , 07/25/53 .. 35 34,938

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-9 , Class FG , (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% , 03/25/55 .. USD 44 $ 44,676
876,110
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28
(a)
........... 50 45,564
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.02% , 11/25/32 . 6 5,825
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,650
54,039
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 62 10,705
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 65 10,995
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 56 9,523
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 136 22,985
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 72 12,326
Mortgage-Backed Securities — 51.9%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,620
3.00% , 12/01/50 .......... 568 503,725
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 95 78,122
2.50% , 10/20/51 - 12/20/51 ... 80 68,100
3.00% , 03/20/52 .......... 255 224,483
3.50% , 03/20/52 .......... 52 47,537
4.00% , 03/20/52 .......... 13 11,833
2.00% , 04/15/55
(g)
......... 424 346,706
2.50% , 04/15/55
(g)
......... 429 365,869
3.00% , 04/15/55
(g)
......... 115 101,847
3.50% , 04/15/55 - 05/15/55
(g)
.. 3,134 2,862,859
4.00% , 04/15/55
(g)
......... 196 183,465
4.50% , 04/15/55
(g)
......... 211 202,428
5.00% , 04/15/55
(g)
......... 240 236,050
5.50% , 04/15/55
(g)
......... 254 254,522
6.00% , 04/15/55
(g)
......... 167 169,487
6.50% , 04/15/55
(g)
......... 98 100,318
Uniform Mortgage-Backed Securities
1.50% , 04/25/40
(g)
......... 293 257,047
2.00% , 04/25/40 - 04/25/55
(g)
.. 384 346,228
2.50% , 04/25/40
(g)
......... 151 139,680
3.00% , 04/25/40 - 04/25/55
(g)
.. 189 170,680
3.50% , 04/25/40 - 04/25/55
(g)
.. 33 31,623
4.00% , 04/25/40 - 04/25/55
(g)
.. 23 22,238
4.50% , 04/25/40 - 05/25/55
(g)
.. 1,321 1,265,431
4.00% , 09/01/47 - 04/01/52 ... 959 899,474
4.50% , 06/01/50 .......... 194 188,928
1.50% , 06/01/51 .......... 307 232,215
2.00% , 10/01/51 - 11/01/51 ... 2,469 1,970,827
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 11/01/51 - 12/01/51 ... USD 2,638 $ 2,215,095
3.00% , 11/01/51 .......... 241 213,453
3.50% , 11/01/51 .......... 883 818,842
5.00% , 04/01/53 - 10/01/53 ... 677 665,462
5.50% , 09/01/53 .......... 290 289,378
6.00% , 09/01/53 .......... 265 269,496
6.50% , 10/01/53 - 11/01/53 ... 221 229,120
5.00% , 04/25/55 - 05/25/55
(g)
.. 200 196,179
5.50% , 04/25/55
(g)
......... 2,952 2,948,076
6.00% , 04/25/55 - 06/25/55
(g)
.. 2,982 3,028,012
6.50% , 04/25/55 - 06/25/55
(g)
.. 949 977,970
23,146,425
Total U.S. Government Sponsored Agency Securities
—
54 .1%
(Cost: $ 25,124,994 ) .............................. 24,143,108
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13% , 05/15/40 - 08/15/40 ..... 254 159,950
1.38% , 11/15/40 - 08/15/50 ..... 209 124,315
4.25% , 11/15/40 ............ 109 106,271
1.88% , 02/15/41 - 11/15/51 ..... 166 107,443
4.75% , 02/15/41 - 11/15/43 ..... 72 73,490
4.38% , 05/15/41 ............ 24 23,168
1.75% , 08/15/41 ............ 127 86,067
3.00% , 05/15/42 - 08/15/52 ..... 463 357,803
3.88% , 02/15/43 ............ 238 217,460
2.88% , 05/15/43 - 05/15/52 ..... 329 245,378
3.63% , 08/15/43 - 02/15/53 ..... 69 60,197
3.75% , 11/15/43 ............ 68 60,711
4.13% , 08/15/44 - 08/15/53 ..... 436 408,090
4.63% , 11/15/44 - 02/15/55 ..... 314 315,573
2.75% , 11/15/47 ............ 180 131,302
3.13% , 05/15/48 ............ 82 63,829
2.25% , 08/15/49 - 02/15/52 ..... 132 84,194
1.63% , 11/15/50 ............ 100 54,216
2.38% , 05/15/51 ............ 114 74,484
2.00% , 08/15/51 ............ 124 73,550
4.00% , 11/15/52 ............ 1 902
U.S. Treasury Notes
4.63% , 03/15/26 - 02/15/35 ..... 651 666,513
4.88% , 04/30/26 - 10/31/30 ..... 221 222,758
0.63% , 07/31/26 ............ 271 259,483
3.75% , 08/31/26 ............ 219 218,133
0.88% , 09/30/26 ............ 52 49,690
1.13% , 10/31/26 ............ 38 36,366
4.38% , 12/15/26 - 05/15/34 ..... 489 495,413
4.00% , 01/15/27 - 02/15/34 ..... 403 401,186
1.50% , 01/31/27 ............ 4 3,830
4.13% , 01/31/27 - 11/15/32 ..... 136 136,210
1.88% , 02/28/27 - 02/28/29 ..... 135 129,886
4.25% , 03/15/27 - 11/15/34 ..... 442 444,940
0.50% , 04/30/27 - 05/31/27 ..... 255 237,428
0.38% , 09/30/27 ............ 60 55,027
1.25% , 03/31/28 - 09/30/28 ..... 384 353,096
3.63% , 03/31/28 - 09/30/31 ..... 128 125,143
1.75% , 01/31/29 ............ 7 6,465
2.88% , 04/30/29 ............ 29 27,861
3.50% , 01/31/30 ............ 9 8,626
4.50% , 12/31/31 ............ 116 119,221
2.75% , 08/15/32 ............ 287 262,129

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 ............ USD 6 $ 5,683
Total U.S. Treasury Obligations — 15.9%
(Cost: $ 7,442,067 ) .............................. 7,093,480
Total Long-Term Investments — 126 .7%
(Cost: $ 58,275,127 ) .............................. 56,538,632
Shares
Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.22%
(h) (i)
.... 1,483,274 1,483,274
Total Short-Term Securities — 3 .3%
(Cost: $ 1,483,274 ) .............................. 1,483,274
Total Options Purchased — 0 .1%
(Cost: $ 76,164 ) ................................ 49,280
Total Investments Before Options Written and TBA Sale
Commitments — 130.1%
(Cost: $ 59,834,565 ) .............................. 58,071,186
Total Options Written — (0.0) %
(Premiums Received — $ (17,654) ) ................... (2,265)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(g)
Government National Mortgage
Association , 3.50% , 04/15/55 .... USD (1,067) $ (976,227)
Uniform Mortgage-Backed Securities
2.00% , 04/25/40 - 04/25/55 ..... (340) (271,138)
2.50% , 04/25/40 - 04/25/55 ..... (1,072) (891,663)
3.00% , 04/25/40 - 04/25/55 ..... (17) (14,890)
3.50% , 04/25/55 ............ (1,989) (1,793,683)
4.00% , 04/25/55 ............ (403) (375,480)
4.50% , 04/25/55 - 06/25/55 ..... (1,812) (1,732,359)
5.00% , 04/25/55 ............ (3) (3,110)
6.50% , 04/25/55 - 06/25/55 ..... (1,768) (1,820,893)
6.00% , 06/25/55 ............ (300) (304,060)
Total TBA Sale Commitments — ( 18 .3 ) %
(Proceeds: $ (8,171,795) ) .......................... (8,183,503)
Total Investments Net of Options Written and TBA Sale
Commitments — 111 .8%
(Cost: $ 51,645,116 ) .............................. 49,885,418
Liabilities in Excess of Other Assets — (11.8) % ........... (5,270,464)
Net Assets — 100.0% .............................. $ 44,614,954
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Rounds to less than 1,000.
(g)
Represents or includes a TBA transaction.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,415,929 $ 67,345
(a)
$ — $ — $ — $ 1,483,274 1,483,274 $ 32,504 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 345,778 — (338,316) (3,915) (3,547) — — 1,424 —
$ (3,915) $ (3,547) $ 1,483,274 $ 33,928 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 9 06/18/25 $ 1,003 $ 6,758
U.S. Treasury Long Bond ..................................................... 6 06/18/25 706 8,020
U.S. Treasury Ultra Bond ..................................................... 3 06/18/25 369 2,095
U.S. Treasury 2-Year Note .................................................... 34 06/30/25 7,046 7,682
U.S. Treasury 5-Year Note .................................................... 39 06/30/25 4,223 33,751
58,306
Short Contracts
Euro-Bobl ............................................................... 5 06/06/25 637 4,467
Euro-Bund .............................................................. 5 06/06/25 697 15,974
Euro-Buxl ............................................................... 1 06/06/25 129 (1,235)
Euro-Schatz ............................................................. 3 06/06/25 347 95
U.S. Treasury 10-Year Ultra Note ............................................... 7 06/18/25 801 (5,882)
Canada 10-Year Bond ....................................................... 2 06/19/25 173 (3)
13,416
$ 71,722
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 415,814 USD 70,000 UBS AG 06/18/25 $ 1,677
USD 587,586 EUR 537,700 Deutsche Bank AG 06/18/25 3,624
USD 2,440,602 EUR 2,226,000 State Street Bank and Trust Co. 06/18/25 23,085
USD 93,394 GBP 72,100 Deutsche Bank AG 06/18/25 265
USD 1,297 GBP 1,000 State Street Bank and Trust Co. 06/18/25 5
USD 65,543 JPY 9,597,000 Barclays Bank plc 06/18/25 1,000
USD 42,975 JPY 6,320,000 State Street Bank and Trust Co. 06/18/25 471
30,127
USD 105,628 BRL 627,453 UBS AG 06/18/25 (2,530)
USD 83,839 GBP 65,000 State Street Bank and Trust Co. 06/18/25 (119)
(2,649)
$ 27,478
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap ..... 0 .40%
Goldman Sachs
International 08/19/25 USD 9,930 $ 7,176 $ 6,082 $ 1,094
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... BNP Paribas SA 04/10/25 USD 0.64 AUD 656 $ 250
Put
EUR Currency ........................... Goldman Sachs International 04/16/25 USD 1.01 EUR 513 10

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... Morgan Stanley & Co. International plc 04/16/25 USD 0.99 EUR 513 $ 2
12
$ 262
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 6,714 $ 4,908
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 9,002 6,581
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 USD 80 5,202
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 5,244
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 50 2,462
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 137 6,332
30,729
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 80 1,964
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 80 1,983
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 50 1,830
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 137 5,336
11,113
$ 41,842
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
2Y-10Y CMS Index Cap .... 0 .80 % Goldman Sachs International 08/19/25 USD 9,930 $ (1,459) $ (1,374) $ (85)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ............................. Morgan Stanley & Co. International plc 04/10/25 USD 0.64 AUD 656 $ (250)
–
Put
EUR Currency ............................. Goldman Sachs International 04/16/25 USD 0.99 EUR 513 (2)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.01 EUR 513 (10)
–
(12)
–
$ (262)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 % USD 9,002 $ (312)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 6,714 (232)
$ (544)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 1,869 $ 99,422 $ 108,819 $ (9,397)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination 05/16/25
(a)
05/16/26 USD 795 $ (539) $ — $ (539)
1-day SOFR At Termination 3.90% At Termination 05/16/25
(a)
05/16/26 USD 611 181 — 181
3.79% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 795 588 — 588
3.81% At Termination 1-day SOFR At Termination 05/16/25
(a)
05/16/26 USD 611 331 440 (109)
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 131,730 (184) — (184)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 58,105 (1) — (1)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 142,194 (274) — (274)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 2,989 — 2,989
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 2,682 — 2,682
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 3,544 — 3,544
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 1,269 — 1,269
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 767 — 767
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 717 (148) 865
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 640 — 640
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 571 — 571
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 (337) — (337)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 10 (865) (49) (816)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 16 (1,644) — (1,644)
$ 10,435 $ 243 $ 10,192
(a)
Forward swap.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 $ 881 $ 16 $ 865
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 862 13 849
2.83% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 213 208 — 208
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 106 97 — 97
2.84% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 107 95 — 95
2.87% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/28 USD 213 — — —
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 683 (16) 699
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 664 (13) 677
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 85 61 — 61
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 86 58 — 58
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 170 94 — 94
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 170 — — —
$ 3,703 $ — $ 3,703
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 109,288 $ (226) $ 17,799 $ (13,301) $ —
Options Written ................................................... N/A N/A 15,474 (85) (2,265)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 78,842 $ — $ 78,842
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 30,127 — — 30,127
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 262 49,018 — 49,280
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 14,096 3,703 17,799
$ — $ — $ — $ 30,389 $ 141,956 $ 3,703 $ 176,048
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 7,120 $ — $ 7,120
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,649 — — 2,649
Options written
(b)
Options written at value ..................... — — — 262 2,003 — 2,265
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 9,397 — — 3,904 — 13,301
$ — $ 9,397 $ — $ 2,911 $ 13,027 $ — $ 25,335
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (4,651) $ — $ (317,727) $ — $ (322,378)
Forward foreign currency exchange contracts .... — — — 130,453 — — 130,453
Options purchased
(a)
..................... — — 3,063 (2,051) 37,047 — 38,059
Options written ........................ — — 1,638 — (39,276) — (37,638)
Swaps .............................. — 6,020 — — (24,665) (1,849) (20,494)
$ — $ 6,020 $ 50 $ 128,402 $ (344,621) $ (1,849) $ (211,998)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 85,572 $ — $ 85,572
Forward foreign currency exchange contracts .... — — — 51,925 — — 51,925
Options purchased
(b)
..................... — — — (4,496) (44,527) 1,322 (47,701)
Options written ........................ — — — 7,734 36,062 — 43,796
Swaps .............................. — (10,209) — — 51,141 3,851 44,783
$ — $ (10,209) $ — $ 55,163 $ 128,248 $ 5,173 $ 178,375
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 13,768,118
Average notional value of contracts — short ................................................................................. 2,373,343
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 3,562,268
Average amounts sold — in USD ........................................................................................ 279,543
Options
Average value of option contracts purchased ................................................................................ 10,769
Average value of option contracts written ................................................................................... 2,736
Average notional value of swaption contracts purchased ......................................................................... 18,026,190
Average notional value of swaption contracts written ........................................................................... 19,236,536
Credit default swaps
Average notional value — sell protection ................................................................................... 1,528,056
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 12,539,652
Average notional value — receives fixed rate ................................................................................ 926,521
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 766,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 10,598 $ —
Forward f oreign currency exchange contracts ................................................................. 30,127 2,649
Options
(a) (b)
........................................................................................ 49,280 2,265
Swaps — centrally cleared .............................................................................. 1,580 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 91,585 $ 4,914
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(12,178) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 79,407 $ 4,914
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,000 $ — $ — $ — $ 1,000
BNP Paribas SA ................................. 4,542 — — — 4,542
Citibank NA .................................... 4,908 (232) — — 4,676
Deutsche Bank AG ............................... 18,282 — — — 18,282
Goldman Sachs International ........................ 13,767 (1,773) — — 11,994
Morgan Stanley & Co. International plc .................. 11,670 (260) — — 11,410
State Street Bank and Trust Co. ...................... 23,561 (119) — — 23,442
UBS AG ...................................... 1,677 (1,677) — — —
$ 79,407 $ (4,061) $ — $ — $ 75,346

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Total Return Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Citibank NA .................................... $ 232 $ (232) $ — $ — $ —
Goldman Sachs International ........................ 1,773 (1,773) — — —
Morgan Stanley & Co. International plc .................. 260 (260) — — —
State Street Bank and Trust Co. ...................... 119 (119) — — —
UBS AG ...................................... 2,530 (1,677) — — 853
$ 4,914 $ (4,061) $ — $ — $ 853
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,232,129 $ — $ 5,232,129
Common Stocks ......................................... 213,162 — — 213,162
Corporate Bonds ........................................ — 14,255,145 — 14,255,145
Foreign Agency Obligations ................................. — 458,571 — 458,571
Foreign Government Obligations .............................. — 1,143,657 — 1,143,657
Investment Companies .................................... 22,414 — — 22,414
Municipal Bonds ......................................... — 235,437 — 235,437
Non-Agency Mortgage-Backed Securities ........................ — 3,741,529 — 3,741,529
U.S. Government Sponsored Agency Securities .................... — 24,143,108 — 24,143,108
U.S. Treasury Obligations ................................... — 7,093,480 — 7,093,480
Short-Term Securities
Money Market Funds ...................................... 1,483,274 — — 1,483,274
Options Purchased
Foreign currency exchange contracts ........................... — 262 — 262
Interest rate contracts ...................................... — 49,018 — 49,018
Liabilities
Investments
TBA Sale Commitments .................................... — (8,183,503) — (8,183,503)
$ 1,718,850 $ 48,168,833 $ — $ 49,887,683
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 30,127 $ — $ 30,127
Interest rate contracts ....................................... 78,842 14,096 — 92,938
Other contracts ........................................... — 3,703 — 3,703
Liabilities
Credit contracts ........................................... — (9,397) — (9,397)
Foreign currency exchange contracts ............................ — (2,911) — (2,911)
Interest rate contracts ....................................... (7,120) (5,907) — (13,027)
$ 71,722 $ 29,711 $ — $ 101,433
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 44,482,370 $ 56,587,912
Investments, at value — affiliated
(b)
........................................................................... 666,725 1,483,274
Cash .............................................................................................. 286,674 871
Cash pledged:
Futures contracts ..................................................................................... 7,000 174,000
Centrally cleared swaps ................................................................................. — 240,000
Foreign currency, at value
(c)
................................................................................ — 52,879
Receivables: – –
Investment s sold ..................................................................................... 494,131 678,223
TBA sale commitments ................................................................................. — 8,171,795
Dividends — unaffiliated ................................................................................ — 668
Dividends — affiliated .................................................................................. 2,071 4,262
Interest — unaffiliated .................................................................................. 696,013 317,139
From the Manager .................................................................................... 10,154 22,085
Variation margin on futures contracts ........................................................................ — 10,598
Variation margin on centrally cleared swaps ................................................................... — 1,580
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 30,127
Unfunded floating rate loan interests ........................................................................ 28 —
Prepaid e xpenses ...................................................................................... 33,574 50,483
Total a ssets ..........................................................................................
46,678,740 67,825,896
LIABILITIES
Options written, at value
(d)
................................................................................. — 2,265
TBA sale commitments, at value
(e)
........................................................................... — 8,183,503
Payables: – –
Investments purchased ................................................................................. 1,525,874 14,711,205
Swaps   ........................................................................................... — 1,939
Accounting services fees ................................................................................ 34,973 29,598
Administration fees .................................................................................... 12 —
Capital shares redeemed ................................................................................ 152 1,127
Custodian fees ....................................................................................... 4,134 8,184
Income dividend distributions ............................................................................. 255,062 148,058
Interest expense ..................................................................................... 60 58
Professional fees ..................................................................................... 32,026 34,026
Registration fees ..................................................................................... 1,727 —
Service fees ........................................................................................ 26 28
Transfer agent fees ................................................................................... 146 1,358
Other accrued expenses ................................................................................ 58,436 86,944
Variation margin on futures contracts ........................................................................ 294 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 2,649
Unfunded floating rate loan interests ........................................................................ 26 —
Total li abilities .........................................................................................
1,912,948 23,210,942
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 44,765,792 $ 44,614,954

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 50,258,181 $ 52,830,187
Accumulated loss ...................................................................................... (5,492,389) (8,215,233)
NET ASSETS .........................................................................................
$ 44,765,792 $ 44,614,954
(a)
  Investments, at cost — unaffiliated ................................................................... $ 44,650,653 $ 58,351,291
(b)
  Investments, at cost — affiliated ..................................................................... $ 666,725 $ 1,483,274
(c)
  Foreign currency, at cost ......................................................................... $ — $ 53,630
(d)
  Premiums received ............................................................................. $ — $ 17,654
(e)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 8,171,795

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 400,754 $ 3,229,636
Shares outstanding ...................................................................................
45,114 389,912
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10
Investor A
Net assets .........................................................................................
$ 124,644 $ 137,158
Shares outstanding ...................................................................................
14,033 16,558
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 300 million
Par value ......................................................................................... $ 0.001 $ 0.10
Class K
Net assets .........................................................................................
$ 44,240,394 $ 41,248,160
Shares outstanding ...................................................................................
4,980,000 4,980,000
Net asset value .....................................................................................
$ 8.88 $ 8.28
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10

Statements of Operations
(unaudited)

Six Months Ended March 31, 2025

Statements of Operations
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ — $ 32
Dividends — affiliated .................................................................................. 15,015 33,928
Interest — unaffiliated .................................................................................. 1,611,648 1,004,240
Total investment income ..................................................................................
1,626,663 1,038,200
EXPENSES
Investment advisory ................................................................................... 113,087 85,611
Professional ........................................................................................ 64,011 80,746
Accounting services ................................................................................... 49,497 29,891
Printing and postage .................................................................................. 34,910 36,485
Registration ........................................................................................ 28,690 41,996
Administration ...................................................................................... 9,612 9,329
Custodian .......................................................................................... 4,645 9,627
Administration — class specific ........................................................................... 4,523 4,390
Directors and Officer .................................................................................. 826 823
Transfer agent — class specific ........................................................................... 553 2,245
Service — class specific ................................................................................ 142 169
Miscellaneous ....................................................................................... 4,792 17,444
Total expenses excluding interest expense ......................................................................
315,288 318,756
Interest expense ..................................................................................... 68 108
Total e xpenses ........................................................................................
315,356 318,864
Less: – –
Administration fees waived .............................................................................. (9,612) (9,329)
Administration fees waived by the Manager — class specific ........................................................ (4,511) (4,389)
Fees waived and/or reimbursed by the Manager ................................................................ (180,428) (216,699)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (418) (1,457)
Total ex penses after fees waived and/or reimbursed ...............................................................
120,387 86,990
Net investment income ...................................................................................
1,506,276 951,210
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,116,820) $ (1,188,176)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ 86,273 $ (183,513)
Investments — affiliated .............................................................................. — (3,915)
Forward foreign currency exchange contracts ................................................................ — 130,453
Foreign currency transactions .......................................................................... — (39,814)
Futures contracts ................................................................................... (16,204) (322,378)
Options written .................................................................................... — (37,638)
Swaps   ......................................................................................... — (20,494)
70,069 (477,299)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (1,189,366) (931,947)
Investments — affiliated .............................................................................. — (3,547)
Forward foreign currency exchange contracts ................................................................ — 51,925
Foreign currency translations ........................................................................... — (1,457)
Futures contracts ................................................................................... 2,475 85,572
Options written .................................................................................... — 43,796
Swaps   ......................................................................................... — 44,783
Unfunded floating rate loan interests ...................................................................... 2 —
(1,186,889) (710,875)
Net realized and unrealized loss .............................................................................
(1,116,820) (1,188,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 389,456 $ (236,964)

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Six Months Ended
03/31/25
(unaudited)
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,506,276 $ 2,900,806 $ 951,210 $ 1,862,811
Net realized gain (loss) ............................................ 70,069 (968,821) (477,299) (357,724)
Net change in unrealized appreciation (depreciation) ........................ (1,186,889) 4,338,554 (710,875) 3,381,774
Net increase (decrease) in net assets resulting from operations ...................
389,456 6,270,539 (236,964) 4,886,861
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (13,867) (18,785) (61,003) (47,959)
Investor A .................................................... (3,591) (6,216) (2,720) (4,696)
Class K ...................................................... (1,478,349) (2,900,235) (895,393) (1,561,149)
Return of capital: – – – –
Institutional ................................................... — — — (7,230)
Investor A .................................................... — — — (708)
Class K ...................................................... — — — (235,343)
Decrease in net assets resulting from distributions to shareholders .................
(1,495,807) (2,925,236) (959,116) (1,857,085)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
21,264 169,819 633,247 2,351,958
NET ASSETS
Total increase (decrease) in net assets ................................... (1,085,087) 3,515,122 (562,833) 5,381,734
Beginning of period ................................................
45,850,879 42,335,757 45,177,787 39,796,053
End of period ....................................................
$ 44,765,792 $ 45,850,879 $ 44,614,954 $ 45,177,787
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .30  0 .57  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .23 ) 0 .67  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.07  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................... (0.29) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.83%
(e)
15.12% 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.56%
(g)
1.40% 1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.58%
(g)
0.57% 0.58% 0.57% 0.58%
(g)
Net investment income ...................................
6.62%
(g)
6.52% 5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 401  $ 419  $ 217  $ 83  $ 99
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .29  0 .55  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .23 ) 0 .67  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.06  1.22  0.74  (1.38) 0.00
Distributions from net investment income
(c)
.................... (0.28) (0.56) (0.48) (0.38) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.70%
(e)
14.82% 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.91%
(g)
1.85% 1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.83%
(g)
0.83% 0.83% 0.82% 0.83%
(g)
Net investment income ...................................
6.36%
(g)
6.27% 5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 125  $ 98  $ 101  $ 84  $ 99
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................
0 .30  0 .58  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) ........................
( 0 .22 ) 0 .66  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................ 0.08  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................... (0.30) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period .............................. $ 8.88  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................. 0.85%
(e)
15.16% 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
1.39%
(g)
1.38% 1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.53%
(g)
0.53% 0.53% 0.53% 0.53%
(g)
Net investment income ...................................
6.66%
(g)
6.57% 5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 44,240  $ 45,334  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ..................................... 26% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .18  0 .36  0 .30  0 .16
Net realized and unrealized gain (loss) ......................................
( 0 .23 ) 0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.05) 0.94  0.12  (1.60)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .18 ) ( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ..................................................... —  ( 0 .05 ) —  —
Total distributions ...................................................... (0.18) (0.36) (0.42) (0.17)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.59)%
(e)
12.08% 1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.58%
(h)
1.59% 1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.44%
(h)
0.43% 0.43% 0.40%
(h) (i)
Net investment income .................................................
4.28%
(h)
4.35% 3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 3,230  $ 2,665  $ 182  $ 82
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .16  0 .33  0 .28  0 .13
Net realized and unrealized gain (loss) ......................................
( 0 .22 ) 0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.06) 0.91  0.10  (1.63)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .17 ) ( 0 .29 ) ( 0 .40 ) ( 0 .14 )
Return of capital ..................................................... —  ( 0 .04 ) —  —
Total distributions ...................................................... (0.17) (0.33) (0.40) (0.14)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.74)%
(e)
11.73% 1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.83%
(h)
1.97% 2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.75%
(h)
0.75% 0.71% 0.70%
(h) (i)
Net investment income .................................................
3.98%
(h)
4.06% 3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 137  $ 140  $ 128  $ 92
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................
$ 8.51  $ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
...............................................
0 .18  0 .36  0 .31  0 .16
Net realized and unrealized gain (loss) ......................................
( 0 .23 ) 0 .58  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations .............................. (0.05) 0.94  0.12  (1.60)
Distributions
(c)
– – – –
From net investment income ............................................ ( 0 .18 ) ( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ..................................................... —  ( 0 .05 ) —  —
Total distributions ...................................................... (0.18) (0.36) (0.42) (0.17)
Net asset value, end of period ............................................ $ 8.28  $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................ (0.56)%
(e)
12.12% 1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................
1.44%
(h)
1.58% 1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................
0.39%
(h)
0.39% 0.39% 0.36%
(h) (i)
Net investment income .................................................
4.34%
(h)
4.41% 3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ............................................ $ 41,248  $ 42,373  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
.................................................. 448% 832% 704% 604%
Six Months
Ended
03/31/25
(unaudited)
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ......................................................
252% 524% 434% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On February 27, 2025, the Board approved a change in the name of BlackRock Sustainable High Yield Bond Fund to BlackRock Climate Aware High Yield Fund and certain changes to the Fund’s investment objective, investment strategies and investment process. These changes are expected to become effective on or about November 28,
2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of
operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Sustainable High Yield
Bond Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan $ 3,253 $ 3,237 $ 3,211 $ (26)
Sustainable High Yield
Bond SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 9,373 9,374 9,402 28
$ 2

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Total
Return
First $1 billion ........................................................................................... 0.500% 0.390%
$1 billion - $3 billion ....................................................................................... 0.470 0.370
$3 billion - $5 billion ....................................................................................... 0.450 0.350
$5 billion - $10 billion ...................................................................................... 0.440 0.340
Greater than $10 billion ..................................................................................... 0.430 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 142
Sustainable Total Return ..................................................................................................... 169

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the six months  ended  March 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $24 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
six months ended March 31, 2025, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2025, the Manager waived $102 in investment advisory fees with respect to Sustainable Total Return pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 42 $ 11 $ 4,470 $ 4,523
Sustainable Total Return ...................................................................... 283 13 4,094 4,390
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 35 $ 55 $ 52 $ 142
Sustainable Total Return ...................................................................... 12 25 48 85
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 345 $ 156 $ 52 $ 553
Sustainable Total Return ...................................................................... 1,962 95 188 2,245
Fund Name Amount Waived
Sustainable High Yield Bond ............................................................................................. $ 263
Sustainable Total Return ................................................................................................ 559
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Total Return ............................................................................. 0.44 0.75 0.39

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2025, the amounts waived were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 180,165
Sustainable Total Return ...................................................................................................... 216,038
Fund Name
Administration
Fees Waived
Sustainable High Yield Bond ................................................................................................... $ 9,612
Sustainable Total Return ...................................................................................................... 9,329
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 42 $ 240
Investor A ..................................................................................... 11 127
Class K ...................................................................................... 4,458 51
$ 4,511 $ 418
Sustainable Total Return
Institutional .................................................................................... 283 1,247
Investor A ..................................................................................... 12 22
Class K ...................................................................................... 4,094 188
$ 4,389 $ 1,457

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of March 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
March 31, 2025:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Expiring September 30,
2025 2026
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 409,708 $ 364,404
Institutional ...................................................................................... 43 10
Investor A ....................................................................................... 41 182
Class K ......................................................................................... 8,681 8,844
Sustainable Total Return
Fund Level ...................................................................................... 523,479 490,374
Institutional ...................................................................................... 14 1,130
Investor A ....................................................................................... 27 76
Class K ......................................................................................... 8,451 8,237
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 189,777
Institutional ............................................................................................................. 282
Investor A .............................................................................................................. 138
Class K ............................................................................................................... 4,509
Sustainable Total Return
Fund Level ............................................................................................................. $ 225,367
Institutional ............................................................................................................. 1,530
Investor A .............................................................................................................. 34
Class K ............................................................................................................... 4,282
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 12,070,147 $ 11,530,308
Sustainable Total Return ................................................. 197,041,410 192,201,971 13,180,175 13,975,500
Fund Name Purchases Sales
Sustainable Total Return ................................................................................. $ 90,289,487 $ 90,305,676

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of September 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Sustainable High Yield Bond .............................................................................................. $ (5,290,940)
Sustainable Total Return ................................................................................................. (5,938,365)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,415,538 $ 610,303 $ (872,873) $ (262,570)
Sustainable Total Return ............................................ 59,849,329 478,753 (2,149,517) (1,670,764)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of March 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.
d
Six Months Ended
03/31/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
3,838 $ 34,477 18,995 $ 168,945
Shares issued in reinvestment of distributions .....................
1,217 10,921 1,469 12,995
Shares redeemed ......................................
(5,976) (53,389) (207) (1,822)
(921) $ (7,991) 20,257 $ 180,118
Investor A
Shares sold ..........................................
3,189 $ 28,716 619 $ 5,483
Shares issued in reinvestment of distributions .....................
71 639 72 633
Shares redeemed ......................................
(11) (100) (1,857) (16,415)
3,249 $ 29,255 (1,166) $ (10,299)
2,328 $ 21,264 19,091 $ 169,819
Sustainable Total Return
Institutional
Shares sold ..........................................
140,413 $ 1,162,349 294,694 $ 2,385,337
Shares issued in reinvestment of distributions .....................
7,183 59,225 6,226 51,613
Shares redeemed ......................................
(70,890) (589,251) (10,635) (86,251)
76,706 $ 632,323 290,285 $ 2,350,699
Investor A
Shares sold ..........................................
— $ — 9 $ 72
Shares issued in reinvestment of distributions .....................
130 1,069 255 2,085
Shares redeemed ......................................
(2) (15) (37) (286)
128 $ 1,054 227 $ 1,871
Class K
Shares sold ..........................................
1 $ 15 121 $ 282
Shares issued in reinvestment of distributions .....................
— — — 2
Shares redeemed ......................................
(17) (145) (105) (896)
(16) $ (130) 16 $ (612)
76,818 $ 633,247 290,528 $ 2,351,958
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Bond Fund, Inc.

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Bond Fund, Inc.

Date: May 22, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2025